Organization and Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

1. Organization and Operations

Nature of the Business

flyExclusive, Inc. is a holding company that has no material assets other than its ownership in LGM Enterprises, LLC ("LGM"). flyExclusive, Inc. operates and controls all of the businesses and operations of LGM and LGM's subsidiaries. flyExclusive Inc. and its predecessor for accounting purposes, LGM, are collectively referred to herein as “flyExclusive” or the “Company.” flyExclusive is a premier owner/operator of jet aircraft and aircraft sales, with a focus on private jet charter. The Company's businesses provide separate offerings such as wholesale and retail ad hoc flights, a jet club program, partnership program, fractional program, and other services as well.

As part of its plan to become a full-service private aviation company, in 2021, the Company launched its maintenance, repair, and overhaul operations (“MRO”), offering maintenance, interior, and exterior refurbishment to third parties in addition to maintaining its own fleet.

On December 27, 2023 (the "Closing Date"), EG Acquisition Corp., a Delaware corporation ("EGA"), and LGM, a North Carolina limited liability company, consummated a business combination (the "Merger") pursuant to the equity purchase agreement dated October 17, 2022 and subsequent amendment to the equity purchase agreement dated April 21, 2023 (collectively, the "Equity Purchase Agreement" or "EPA"). In connection with the closing of the Merger, EGA changed its name to flyExclusive, Inc. The Class A common stock of flyExclusive ("flyExclusive Class A Common Stock" or the "Company's Class A Common Stock") and the public warrants of flyExclusive (the “Public Warrants”) commenced trading on The NYSE American LLC under the symbol "FLYX" and "FLYX WS", respectively, on December 28, 2023.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

Correction of an Error

As part of our 2025 close process, the Company identified certain items that required revision surrounding the allocation of activity related to the accretion of redeemable noncontrolling interest to its redemption amount between additional paid-in capital and accumulated deficit. These errors had no impact on previously reported loss from operations, net loss, loss per share, temporary equity or permanent equity. The consolidated balance sheet as of December 31, 2024 has been revised to reflect these adjustments to the presentation. In accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements, the Company evaluated quantitative and qualitative factors and determined the impacts were not material, individually or in the aggregate, to the Company’s previously issued annual consolidated financial statements. As a result, the Company has revised its prior period consolidated financial statements for these and other immaterial corrections as outlined in the tables below:

Consolidated Balance Sheet
December 31, 2024
	As Reported	Adjustment	As Revised
Accumulated other comprehensive loss	$(56)	$—	$(56)
Class A common stock	2	—	2
Class B common stock	6	—	6
Additional paid-in capital	9,618	(9,618)	—
Accumulated deficit	(244,177)	10,736	(233,441)
Noncontrolling interests	24,549	(1,118)	23,431
Total stockholders' deficit	$(210,058)	$—	$(210,058)

Principles of Consolidation

The consolidated financial statements include the accounts of flyExclusive, its wholly-owned subsidiaries, all majority owned subsidiaries where the ownership is more than 50%, and the accounts of variable interest entities (“VIE”) for which flyExclusive or one of its subsidiaries is the primary beneficiary, regardless of the ownership percentage.

All significant intercompany transactions and balances have been eliminated in consolidation. Where the Company’s ownership interest is less than 100%, the non-redeemable noncontrolling ownership interests held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as noncontrolling interest in the consolidated balance sheets within stockholders' / members' equity. Noncontrolling ownership interests that can be redeemed for cash whereby redemption is not within the sole control of the Company are classified as temporary equity in the consolidated balance sheets in accordance with Accounting Standards Codification ("ASC") 480-10-S99-3(A)(2).

Liquidity and Going Concern

Within the years ended December 31, 2025 and 2024, the Company incurred net losses and has operated with a working capital deficit. To date, the Company has financed its operations primarily through a combination of operating cash flows, the sale of equity securities and convertible debt, proceeds from the Merger, and borrowings under loan facilities. At December 31, 2025, the Company had an accumulated deficit of $440,385 and a working capital deficit, as defined by a shortfall of current assets as compared with current liabilities, of $195,578 and $150,784 at December 31, 2025 and 2024, respectively. The Company’s net losses were $67,114 and $101,495 for the years ended December 31, 2025 and 2024, respectively. Net cash flows provided by operating activities were $6,688 during the year ended December 31, 2025, and net cash flows used in operating activities were $10,929 during the year ended December 31, 2024. The Company expects to incur operating losses in the near term as the Company advances its fleet modernization and associated cost savings initiatives.

As of December 31, 2025, the Company had cash and cash equivalents of $29,340.

The Company believes its cash and cash equivalents on hand, operating cash flows, and proceeds from the fractional program will be sufficient to fund operations, including capital expenditure requirements, for at least 12 months from the filing date of the Form 10-K of which these financial statements are a part. However, the Company might need additional capital to fund growth plans or as circumstances change, which it would expect to obtain through equity issuances, refinancing existing debt or new borrowings. Adequate capital might not be available to the Company when needed or on acceptable terms. If the Company is unable to raise capital, it could be forced to delay, reduce, suspend or cease its working capital requirements, capital expenditures and business development efforts, which would have a negative impact on its business, prospects, operating results and financial condition.